Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Intangible assets and goodwill, gross	$ 33,604	$ 32,627
Less: accumulated amortization	(24,364)	(20,393)
Intangible assets and goodwill, net	9,240	12,234
Customer Relationships [Member]
Intangible assets and goodwill, gross	15,485	15,035
Trademarks [Member]
Intangible assets and goodwill, gross	$ 18,119	$ 17,592